Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.79%
Aerospace & Defense–2.01%
Leonardo S.p.A. (Italy)	3,287,100	$78,316,375
Agricultural & Farm Machinery–0.43%
AGCO Corp.	178,800	16,882,296
Automotive Parts & Equipment–0.82%
Dana, Inc.	2,503,668	31,821,620
Biotechnology–1.84%
Amicus Therapeutics, Inc.(b)	1,098,600	11,326,566
Apellis Pharmaceuticals, Inc.(b)(c)	236,800	9,377,280
Ascendis Pharma A/S, ADR (Denmark)(b)	85,600	11,427,600
Ionis Pharmaceuticals, Inc.(b)	301,700	14,922,082
Neurocrine Biosciences, Inc.(b)	91,400	12,939,498
Ultragenyx Pharmaceutical, Inc.(b)	253,700	11,421,574
		71,414,600
Coal & Consumable Fuels–0.70%
Cameco Corp. (Canada)	595,644	27,095,846
Communications Equipment–3.23%
Lumentum Holdings, Inc.(b)(c)	2,426,437	125,640,908
Construction & Engineering–3.98%
AECOM	661,226	59,913,688
MasTec, Inc.(b)	859,900	94,614,797
		154,528,485
Construction Machinery & Heavy Transportation Equipment– 1.13%
Oshkosh Corp.(c)	403,146	43,801,813
Copper–2.13%
Freeport-McMoRan, Inc.	1,820,200	82,655,282
Diversified Banks–2.11%
U.S. Bancorp	1,824,400	81,879,072
Diversified Chemicals–1.09%
Huntsman Corp.	1,764,400	42,222,092
Diversified Metals & Mining–3.03%
Anglo American PLC (South Africa)	1,131,100	34,290,788
Teck Resources Ltd., Class B (Canada)	1,707,200	83,669,872
		117,960,660
Electric Utilities–2.92%
NRG Energy, Inc.	1,509,800	113,491,666
Electrical Components & Equipment–3.00%
Vertiv Holdings Co., Class A	1,479,906	116,468,602
Electronic Components–3.67%
Coherent Corp.(b)	2,045,344	142,519,570
Electronic Manufacturing Services–0.71%
Flex Ltd.(b)	865,823	27,836,209
Shares		Value
Fertilizers & Agricultural Chemicals–1.02%
Corteva, Inc.	710,700	$39,870,270
Food Distributors–2.35%
Performance Food Group Co.(b)	782,654	54,003,126
US Foods Holding Corp.(b)	686,916	37,361,361
		91,364,487
Gold–3.72%
Agnico Eagle Mines Ltd. (Canada)	1,100,170	84,900,119
Newmont Corp.	1,213,900	59,566,073
		144,466,192
Health Care Distributors–1.47%
Henry Schein, Inc.(b)	793,400	57,077,196
Health Care Services–0.39%
Fresenius Medical Care AG (Germany)	393,000	15,165,025
Hotels, Resorts & Cruise Lines–3.18%
Expedia Group, Inc.(b)	821,500	104,880,905
Travel + Leisure Co.	409,632	18,879,939
		123,760,844
Household Products–0.51%
Spectrum Brands Holdings, Inc.	234,845	19,870,235
Human Resource & Employment Services–0.72%
ManpowerGroup, Inc.	364,904	27,944,348
Independent Power Producers & Energy Traders–1.50%
Vistra Corp.	734,000	58,147,480
Industrial Machinery & Supplies & Components–1.65%
Chart Industries, Inc.(b)(c)	397,700	64,061,516
Insurance Brokers–2.01%
Willis Towers Watson PLC	276,600	78,078,648
Integrated Oil & Gas–1.22%
Cenovus Energy, Inc. (Canada)	2,362,000	47,547,060
Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The)	133,500	67,955,505
IT Consulting & Other Services–1.78%
EPAM Systems, Inc.(b)	321,600	69,185,808
Life & Health Insurance–2.15%
Globe Life, Inc.	900,500	83,512,370
Life Sciences Tools & Services–2.59%
Avantor, Inc.(b)(c)	3,771,200	100,879,600
Managed Health Care–4.15%
Centene Corp.(b)	1,396,721	107,435,779
Molina Healthcare, Inc.(b)	157,400	53,715,898
		161,151,677
Oil & Gas Exploration & Production–5.40%
Antero Resources Corp.(b)	814,600	23,639,692
APA Corp.	1,248,700	38,946,953

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
ARC Resources Ltd. (Canada)	2,780,400	$48,110,496
EQT Corp.	1,031,500	35,597,065
Murphy Oil Corp.	634,300	26,247,334
Southwestern Energy Co.(b)	5,815,300	37,508,685
		210,050,225
Oil & Gas Refining & Marketing–0.52%
Phillips 66	139,800	20,338,104
Oil & Gas Storage & Transportation–0.83%
New Fortress Energy, Inc.(c)	1,629,350	32,163,369
Paper & Plastic Packaging Products & Materials–0.78%
Sealed Air Corp.	794,700	30,238,335
Pharmaceuticals–0.78%
Axsome Therapeutics, Inc.(b)(c)	176,700	15,427,677
Intra-Cellular Therapies, Inc.(b)	188,200	14,815,104
		30,242,781
Regional Banks–10.95%
Citizens Financial Group, Inc.	1,811,900	77,313,773
Huntington Bancshares, Inc.	6,557,099	98,028,630
Pinnacle Financial Partners, Inc.	836,000	80,523,520
Webster Financial Corp.	1,226,832	60,875,404
Western Alliance Bancorporation	1,351,300	108,725,598
		425,466,925
Research & Consulting Services–3.98%
Jacobs Solutions, Inc.	463,000	67,760,050
KBR, Inc.	1,306,100	86,973,199
		154,733,249
Semiconductor Materials & Equipment–1.97%
MKS Instruments, Inc.	607,723	76,512,326
Silver–1.52%
Pan American Silver Corp. (Canada)	2,568,072	59,014,294
Shares		Value
Trading Companies & Distributors–3.11%
Air Lease Corp., Class A(c)	1,352,400	$67,106,088
WESCO International, Inc.	306,900	53,692,155
		120,798,243
Transaction & Payment Processing Services–2.99%
Fidelity National Information Services, Inc.	1,510,700	116,067,081
Total Common Stocks & Other Equity Interests (Cost $2,959,676,565)		3,800,198,289
Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	42,459,058	42,459,058
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	78,715,405	78,715,405
Total Money Market Funds (Cost $121,174,462)		121,174,463
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.91% (Cost $3,080,851,027)		3,921,372,752
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.58%
Invesco Private Government Fund, 5.30%(d)(e)(f)	49,247,673	49,247,673
Invesco Private Prime Fund, 5.48%(d)(e)(f)	128,576,057	128,614,630
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $177,860,003)		177,862,303
TOTAL INVESTMENTS IN SECURITIES–105.49% (Cost $3,258,711,030)		4,099,235,055
OTHER ASSETS LESS LIABILITIES—(5.49)%		(213,410,581)
NET ASSETS–100.00%		$3,885,824,474
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,271,732	$67,970,899	$(43,783,573)	$-	$-	$42,459,058	$357,665
Invesco Liquid Assets Portfolio, Institutional Class	12,914,118	42,204,106	(55,118,210)	149	(163)	-	228,830
Invesco Treasury Portfolio, Institutional Class	20,881,981	115,608,781	(57,775,357)	-	-	78,715,405	439,125
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$59,695,901	$186,157,391	$(196,605,619)	$-	$-	$49,247,673	$833,182*
Invesco Private Prime Fund	153,531,017	397,717,835	(422,635,651)	11,650	(10,221)	128,614,630	2,241,944*
Total	$265,294,749	$809,659,012	$(775,918,410)	$11,799	$(10,384)	$299,036,766	$4,100,746

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/19/2024	Merrill Lynch International	GBP	26,914,643	USD	34,920,175	$314,358
08/19/2024	Royal Bank of Canada	EUR	90,559,185	USD	98,861,017	776,187
Subtotal—Appreciation						1,090,545
Currency Risk
08/19/2024	Goldman Sachs International	USD	98,383,499	EUR	90,559,185	(298,668)
08/19/2024	J.P. Morgan Chase Bank, N.A.	USD	1,952,798	GBP	1,510,018	(11,275)
08/19/2024	Royal Bank of Canada	USD	32,784,999	GBP	25,404,625	(120,706)
Subtotal—Depreciation						(430,649)
Total Forward Foreign Currency Contracts						$659,896

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,672,426,101	$127,772,188	$—	$3,800,198,289
Money Market Funds	121,174,463	177,862,303	—	299,036,766
Total Investments in Securities	3,793,600,564	305,634,491	—	4,099,235,055
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,090,545	—	1,090,545
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(430,649)	—	(430,649)
Total Other Investments	—	659,896	—	659,896
Total Investments	$3,793,600,564	$306,294,387	$—	$4,099,894,951

*	Unrealized appreciation (depreciation).
Invesco Value Opportunities Fund